Financial assets at fair value through profit or loss - Additions Information (Details) - Class A shares [Member] - shares	Jun. 29, 2022	May 31, 2022	May 03, 2022
CMF Global Quantitative Multiasset Segregated Portfolio Company [Member]
Disclosure of financial assets [line items]
Number of shares purchased during Acquisition	3,500,000		12,000,000
VCL Financing Fund SP [Member]
Disclosure of financial assets [line items]
Number of shares purchased during Acquisition		2,354